Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of income (loss) before income taxes by jurisdiction
Canadian	$ 710	$ 497	$ 33
Foreign	507	700	(510)
Income (loss) before income taxes, Total	$ 1,217	$ 1,197	$ (477)